INCOME TAX (Details) - Schedule of Effective Income Tax Rate Reconciliation - USD ($) $ in Thousands		12 Months Ended
		Dec. 31, 2020		Dec. 31, 2019
Schedule of Effective Income Tax Rate Reconciliation [Abstract]
Loss before income taxes		$ (36,675)	[1]	$ (45,980)	[2],[3]
Expected federal income tax recovery calculated at 27%	[4]	(9,903)		(12,415)
Effect of expenses that are not deductible (permanent differences) in determining taxable profit		1,457		2,019
Tax rates differences applicable to foreign subsidiaries		(143)		(632)
Adjustments related to prior years		958
Change valuation allowance		8,009		10,150
Foreign exchange		(378)		878
Income tax expense

[1]	Loss before income taxes of $36,671 plus loss from equity investment of $4.
[2]	Loss before income taxes of $45,884 plus loss from equity investment of $96.
[3]	See Note 3. for information on the reclassification adjustment of December 31, 2019.
[4]	Due to the substantial alignment of the taxable income base between Canada and its provinces, the combined federal and provincial rate has been used as the reconciliation rate.